UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway Suite 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	March 31
Date of reporting period:	September 30, 2023

ITEM 1. (a) Report to Stockholders.

Perkins Discovery Fund

SEMI-ANNUAL
REPORT

For the Six Months Ended September 30, 2023 (unaudited)

Perkins Discovery Fund

Important Disclosure Statement

The Perkins Discovery Fund’s (the Fund’s) prospectus and summary prospectus contain important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. To obtain the Fund’s prospectus or summary prospectus containing this and other important information, please call 800-673-0550. Please read the prospectus and summary prospectus carefully before you invest. Foreside Fund Services, LLC is the distributor and Perkins Capital Management, Inc. is the investment advisor.

The performance data quoted represents past performance and is not a guarantee of future results. Current performance of the Fund may be lower or higher than the performance data quoted. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Information provided with respect to the Fund’s Performance Data, Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of September 30, 2023 and are subject to change at any time. For most recent information, please call 800-673-0550.

The Advisor waived or reimbursed part of the Fund’s total expenses. Had the Advisor not waived or reimbursed expenses of the Fund, the Fund’s performance would have been lower.

SEMI-ANNUAL REPORT

Perkins Discovery Fund

Letter to Shareholders

October 20, 2023

Dear Shareholders:

The fiscal six-month period ended September 30, 2023 was difficult for the Perkins Discovery Fund (“Fund”) and for both small- and micro-cap stocks in general. The Fund finished the six-month period with a return of -15.04% versus -7.99% for the Wilshire U.S. Micro-Cap Index, 8.16% for the NASDAQ Composite Index and 4.35% for the S&P 500® Index. Small- and micro-cap stocks, overall, underperformed large-cap stocks as represented by the NASDAQ Composite Index and S&P 500® Index.

At the Perkins Discovery Fund, we follow a bottom-up approach, using both fundamental and technical chart analysis to find new investment opportunities one by one and to monitor our current holdings. During the six-month period, we disposed of two holdings and sold parts of others, to fund redemptions. As a result, the portfolio went from 32 holdings to 30. We started the period with 98.3% invested in equities and ended with 97.8% invested in equities.

Our three best gaining investments for the six-month period were ePlus, Inc., ANI Pharmaceuticals, Inc. and Vericel Corp. ePlus enables organizations to optimize their IT infrastructure by delivering world-class IT products from top manufacturers, professional services, proprietary software, and innovative technologies. The company has performed well and is one of the Fund’s largest holdings. ANI Pharmaceuticals is a diversified bio-pharmaceutical company that develops, manufactures, and markets high quality branded and generic prescription pharmaceutical products. Their current focus is on scaling up their Rare Disease business through successful launch of Purified Cortrophin® Gel. Vericel is a leader in advanced cell therapies for the sports medicine and severe burn care markets. The company’s revenue growth has accelerated since the launch of its MACI product for repair of large cartilage defects in the knee. Products also include Epicel® and NexoBrid® for the burn care market. We expect it to continue to be a good performer.

The Fund’s three worst declining investments in the period were Asure Software, Inc., Perion Network LTD and Axogen, Inc. Asure, a provider of software for human capital management is transitioning to cloud-based SaaS solutions. Asure’s Human Capital Management suite, named Asure HCM, includes cloud-based payroll, tax, and time & attendance software as well as human resources services. Perion is a global technology innovator in the digital advertising space. The company operates across the three main pillars of digital advertising – ad search, social media, and display/video/CTV, taking advantage of the continuing

SEMI-ANNUAL REPORT

Perkins Discovery Fund

Letter to Shareholders - continued

and dramatic shift of advertising spending to digital platforms. Axogen, which has a focus on peripheral nerve injuries, provides surgeons with solutions to repair and regenerate peripheral nerves after traumatic injuries. Axogen is starting to grow revenues again after a slowdown during the COVID pandemic. All three have been good performers in the past and are companies that we continue to like for the future; but are down now due to industry headwinds and/or market conditions.

The table below shows the Fund’s performance for various periods ended September 30, 2023.

Annualized Total Return	Perkins Discovery Fund	Wilshire US Micro-Cap Index	NASDAQ Composite Index	S&P 500® Index
Since 4-9-98 Inception	8.69%	5.41%	8.09%	5.45%
Fifteen Year	7.28%	5.17%	13.08%	9.07%
Ten Year	4.33%	1.66%	13.36%	9.81%
Five Year	-2.45%	-4.94%	10.44%	8.03%
Three Year	-4.22%	-1.41%	5.78%	8.44%
One Year	-0.96%	-2.92%	25.00%	19.59%

Please note that performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800-366-8361. The Fund imposes a 1.00% redemption fee on shares held less than 45 days. Performance data does not reflect the redemption fee. If it had, the return would be reduced.

After trading down through most of 2022 along with small/micro-cap stocks and the market in general, the Fund did make a low in October of 2022 along with most market indexes, as predicted by the Four-Year Presidential Cycle. Through July the Fund was up significantly for the year, but has been in a correction since then along with the market. During this time large-cap stocks performed better on the upside and have had less of a correction. Following the Fitch downgrade of U.S. debt, uncertainty continues regarding inflation, fed rate hikes and the funding of the budget. It is still undecided whether we are beginning a recession or experiencing a correction in a bull market that started in October 2022, however, it is clear that small- and micro-cap companies are undervalued relative to large-caps and small-cap companies often lead after a recession ends.

SEMI-ANNUAL REPORT

Perkins Discovery Fund

Letter to Shareholders - continued

We cannot control the action of the market; however, we will continue to choose and invest in stocks that we believe can do well over the long term using our same bottom-up selection process of looking for small companies that are benefiting from positive change. And, of course, we continue to monitor our holdings. Some of these will reach levels where they will be sold, even though they may continue to be good companies. Others will not work out in the way we anticipated and will be candidates to be sold. Both will be replaced with new ideas, as part of an ongoing process. We believe the Perkins Discovery Fund is well positioned in micro-cap growth stocks that hold significant promise for the future.

Thank you for your continued support.

Sincerely,

Richard C. Perkins, C.F.A. President	Daniel S. Perkins, C.F.A. Chief Operating Officer

Opinions expressed above are those of Richard C. Perkins and Daniel S. Perkins and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Small company investing involves additional risks such as limited liquidity and greater volatility. The Fund invests in micro-cap and early stage companies which tend to be more volatile and somewhat more speculative than investments in more established companies. As a result, investors considering an investment in the Fund should consider their ability to withstand the volatility of the Fund’s net asset value associated with the risks of the portfolio.

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general and the NASDAQ Composite Index is a market capitalization-weighted index that is designed to represent the performance of the National Market System, which includes over 5,000 stocks traded only over-the-counter and not on an exchange. The Dow Jones Wilshire Micro-Cap Index is formed by taking the 2,500 smallest companies, as measured by Market Capitalization of the Dow Jones Wilshire 5000 Index. One cannot invest directly in an index. Please refer to the schedule of investments for more information regarding fund holdings. Fund holdings are subject to change and are not recommendations to buy or sell any security.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Must be preceded or accompanied by a prospectus. Please read it carefully before investing.

The Fund is distributed by Foreside Fund Services, LLC. (11/23)

SEMI-ANNUAL REPORT

Perkins Discovery Fund

Portfolio Compositionas of September 30, 2023 (unaudited)

Holdings by Sector/Asset Class	Percentage of Net Assets
COMMON STOCKS:
Health Care Drugs/Services	24.24%
Information Technology	14.72%
Health Care Support	13.48%
Software Services	13.28%
Consumer Discretionary	9.07%
Health Care Supplies	8.83%
Health Care Manufacturing	5.72%
Health Care Technology	5.04%
Biotechnology	2.32%
Financials	1.43%
Short-Term Investment	2.17%
100.30%

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Perkins Discovery Fund

Schedule of InvestmentsSeptember 30, 2023 (unaudited)

		Shares	Value
98.13%	COMMON STOCK

2.32%	BIOTECHNOLOGY
	Journey Medical Corp.(A)	22,000	$60,280
	MDxHealth SA(A)	35,000	99,400
			159,680

9.07%	CONSUMER DISCRETIONARY
	Magnite, Inc.(A)	20,000	150,800
	Perion Network Ltd.(A)	15,500	474,765
			625,565

1.43%	FINANCIALS
	FlexShopper, Inc.(A)	93,500	98,175

24.24%	HEALTH CARE DRUGS/SERVICES
	ANI Pharmaceuticals, Inc.(A)	7,100	412,226
	NeoGenomics, Inc.(A)	22,000	270,600
	Veracyte, Inc.(A)	21,000	468,930
	Vericel Corp.(A)	15,500	519,560
			1,671,316

5.72%	HEALTH CARE MANUFACTURING
	AtriCure, Inc.(A)	9,000	394,200

8.83%	HEALTH CARE SUPPLIES
	Axogen, Inc.(A)	32,500	162,500
	BioLife Solutions, Inc.(A)	15,500	214,055
	Cryoport, Inc.(A)	10,000	137,100
	Exagen, Inc.(A)	16,500	40,425
	Perspective Therapeutics, Inc.(A)	200,000	54,740
			608,820

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Perkins Discovery Fund

Schedule of Investments - continuedSeptember 30, 2023 (unaudited)

		Shares	Value
13.48%	HEALTH CARE SUPPORT
	Natera, Inc.(A)	11,000	$486,750
	Option Care Health, Inc.(A)	12,500	404,375
	Rockwell Medical, Inc.(A)	18,181	37,817
			928,942

5.04%	HEALTH CARE TECHNOLOGY
	Fortress Biotech, Inc.(A)	69,500	20,176
	OptimizeRx Corp.(A)	14,000	108,920
	Streamline Health Solutions, Inc. (A)	131,500	127,226
	Tactile Systems Technology, Inc.(A)	6,500	91,325
			347,647

14.72%	INFORMATION TECHNOLOGY
	Airgain, Inc.(A)	15,500	56,885
	Akoustis Technologies, Inc.(A)	29,000	21,834
	Cantaloupe, Inc.(A)	43,000	268,750
	Digi International, Inc.(A)	11,000	297,000
	Inuvo, Inc.(A)	514,500	110,103
	Perficient, Inc.(A)	4,500	260,370
			1,014,942

13.28%	SOFTWARE SERVICES
	Asure Software, Inc.(A)	33,000	312,180
	ePlus, Inc.(A)	9,500	603,440
			915,620

98.13%	TOTAL COMMON STOCK
	(Cost: $5,052,382)		6,764,907

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Perkins Discovery Fund

Schedule of Investments - continuedSeptember 30, 2023 (unaudited)

		Shares	Value
2.17%	MONEY MARKET FUND
	Fidelity Investments Money Market Government Portfolio Institutional Class 5.230%(B)	149,643	$149,643
	(Cost: $149,643)

100.30%	TOTAL INVESTMENTS
	(Cost: $5,202,025)		6,914,550
(0.30%)	Liabilities in excess of other assets		(20,529)
100.00%	NET ASSETS		$6,894,021

(A)Non-income producing

(B)Effective 7 day yield as of September 30, 2023

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Perkins Discovery Fund

Statement of Assets and LiabilitiesSeptember 30, 2023 (unaudited)

ASSETS
Investments at value (cost of $5,202,025) (Note 1)	$6,914,550
Receivable for capital stock sold	508
Interest receivable	499
Receivable from investment advisor (Note 2)	5,037
Prepaid expenses	22,747
TOTAL ASSETS	6,943,341

LIABILITIES
Payable for capital stock redeemed	11,817
Accrued 12b-1 fees	2,040
Accrued accounting, administration and transfer agent fees	4,295
Accrued professional fees	27,590
Other accrued liabilities	3,578
TOTAL LIABILITIES	49,320
NET ASSETS	$6,894,021

Net Assets Consist of:
Paid-in capital	5,958,135
Distributable earnings	935,886
Net Assets	$6,894,021

NET ASSET VALUE PER SHARE
Investor Class Shares:
Net Assets	$6,894,021
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	182,072
Net Asset Value and Offering Price Per Share	$37.86
Redemption Price Per Share *	$37.48

*Redemption Price includes fee of 1% per share on the proceeds redeemed within 45 days of purchase.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

INVESTMENT INCOME
Interest	$2,850
Total investment income	2,850

EXPENSES
Investment advisory fees (Note 2)	41,285
12b-1 fees (Note 2)	10,321
Recordkeeping and administrative services (Note 2)	19,968
Accounting fees (Note 2)	15,055
Custody fees	1,539
Transfer agent fees (Note 2)	9,785
Professional fees	22,092
Filing and registration fees	16,954
Trustee fees	3,154
Compliance fees	4,732
Shareholder reports	11,849
Shareholder servicing	1,478
Insurance	2,092
Other	8,259
Total expenses	168,563
Investment advisory fee waivers and reimbursed expenses (Note 2)	(65,350)
Net expenses	103,213
Net investment income (loss)	(100,363)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(91,098)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(1,034,861)
Net realized and unrealized gain (loss) on investments	(1,125,959)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(1,226,322)

Perkins Discovery Fund

Statement of OperationsSix Months Ended September 30, 2023 (unaudited)

Perkins Discovery Fund

Statements of Changes in Net Assets

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$(100,363)	$(211,620)
Net realized gain (loss) on investments	(91,098)	(340,417)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(1,034,861)	(890,854)
Increase (decrease) in net assets from operations	(1,226,322)	(1,442,891)

DISTRIBUTIONS TO SHAREHOLDERS
Net realized gain	—	(134,707)
Decrease in net assets from distributions	—	(134,707)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	127,333	368,227
Distributions reinvested	—	131,918
Shares redeemed(A)	(553,463)	(1,742,223)
Increase (decrease) in net assets from capital stock transactions	(426,130)	(1,242,078)

NET ASSETS
Increase (decrease) during period	(1,652,452)	(2,819,676)
Beginning of period	8,546,473	11,366,149
End of period	$6,894,021	$8,546,473

(A) Includes redemption fees of:	$175	$741

SEMI-ANNUAL REPORT

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See Notes to Financial Statements

SEMI-ANNUAL REPORT

Perkins Discovery Fund

Financial Highlights

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	Six months ended September 30, 2023 (unaudited)		Years ended March 31,
			2023	2022	2021		2020		2019
Net asset value, beginning of period	$44.56		$51.55	$104.12	$39.34		$57.16		$40.73
Investment activities
Net investment income (loss)(1)	(0.54)		(1.05)	(2.23)	(1.80)		(1.38)		(1.19)
Net realized and unrealized gain (loss) on investments	(6.16)		(5.24)	(29.64)	67.94		(16.49)		17.72
Total from investment activities	(6.70)		(6.29)	(31.87)	66.14		(17.87)		16.53
Distributions
Net realized gain	—		(0.70)	(20.76)	(1.47)		—		(0.27)
Total distributions	—		(0.70)	(20.76)	(1.47)		—		(0.27)
Paid-in capital from redemption fees	—		— (2)	0.06	0.11		0.05		0.17
Net asset value, end of period	$37.86		$44.56	$51.55	$104.12		$39.34		$57.16
Total Return(3)	(15.04%)		(12.02%)	(34.86%)	169.16%		(31.18%)		41.17%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	4.08%		4.10%	2.59%	3.09	%(5)	2.79	%(5)	2.20%
Expenses, net of waiver or recovery (Note 2)	2.50%		2.50%	2.50%	2.59%		2.61%		2.50	%(6)
Net investment income (loss)	(2.43%)		(2.43%)	(2.50%)	(2.54%)		(2.53%)		(2.24%)
Portfolio turnover rate(3)	0.00	%(7)	2.12%	8.18%	46.80%		0.70%		25.76%
Net assets, end of period (000’s)	$6,894		$8,546	$11,366	$25,564		$7,220		$30,711

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Less than $0.005 per share.

(3)Total return and portfolio turnover rate are for the period indicated and have not been annualizd.

(4)Ratios to average net assets have been annualized.

(5)Ratio of total expenses before management fee waivers, excluding proxy costs, would have been 3.00% for the year ended March 31, 2021 and 2.68% for the year ended March 31, 2020.

(6)Recovery of previously waived fees increased the expense ratio and decreased the net investment income ratio by 0.30% for the year ended March 31, 2019.

(7)Ratio is zero due to the Fund not purchasing any long-term securities during the period.

Perkins Discovery Fund

Selected Per Share Data Throughout Each Period

SEMI-ANNUAL REPORT

Perkins Discovery Fund

Notes to Financial StatementsSeptember 30, 2023 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Perkins Discovery Fund (the “Fund”) is a diversified series of the World Funds Trust (“the Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Trust was organized as a Delaware statutory trust on April 9, 2007. The Fund was established on April 9, 1998 as a series of Professionally Managed Portfolios. On October 26, 2012, the Fund reorganized as a separate series of the Trust.

The Fund’s objective is to seek long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund records investments at current market prices. Investments in securities traded on national securities exchanges are valued at the last reported sale price. Investments in securities included on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Trust’s Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to Perkins Capital Management, Inc. (the “Advisor”) as the Valuation Designee pursuant to the Fund’s policies and procedures. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

SEMI-ANNUAL REPORT

Perkins Discovery Fund

Notes to Financial Statements - continuedSeptember 30, 2023 (unaudited)

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Fund’s investments as of September 30, 2023:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,764,907	$—	$—	$6,764,907
Money Market Fund	149,643	—	—	149,643
	$6,914,550	$—	$—	$6,914,550

Refer to the Fund’s Schedule of Investments for a listing of the securities by security type and sector.

SEMI-ANNUAL REPORT

Perkins Discovery Fund

Notes to Financial Statements - continuedSeptember 30, 2023 (unaudited)

The Fund held no Level 3 securities at any time during the six months ended September 30, 2023.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is generally determined on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

SEMI-ANNUAL REPORT

Perkins Discovery Fund

Notes to Financial Statements - continuedSeptember 30, 2023 (unaudited)

Reclassification of Capital Accounts

GAAP requires certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the six months ended September 30, 2023, there were no such reclassifications.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Advisor provides investment advisory services to the Fund for an investment advisory fee equal to 1.00% of the Fund’s daily net assets.

The Advisor earned and waived management fees and reimbursed Fund expenses for the six months ended September 30, 2023 as follows:

Management Fees Earned	Management Fees Waived	Expenses Reimbursed
$41,285	$41,285	$24,065

The Advisor has contractually agreed to reduce its fees and/or reimburse Fund expenses until July 31, 2024 to keep Total Annual Operating Expenses (exclusive of interest, distribution and service fees pursuant to a Rule 12b-1 Plan, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, other expenditures which are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) from exceeding 2.25% of the Fund’s daily net asset assets. The expense limitation agreement may be terminated prior to July 31, 2024 by the Advisor and the Board only by mutual written consent. Each waiver and/or reimbursement of an expense by the Advisor is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

The total amount of recoverable reimbursements for the Fund as of September 30, 2023, and expiration dates, was as follows:

Recoverable Reimbursements and Expiration Dates
2024	2025	2026	2027	Total
$65,246	$17,578	$139,181	$65,350	$287,355

SEMI-ANNUAL REPORT

Perkins Discovery Fund

Notes to Financial Statements - continuedSeptember 30, 2023 (unaudited)

The Fund has adopted a Distribution and Service Plan in accordance with Rule 12b-1 (the “12b-1 Plan”) of the 1940 Act. Pursuant to the 12b-1 Plan, the Fund may finance certain activities primarily intended to result in the sale of the Fund’s shares. The 12b-1 Plan provides that the Fund may pay a fee up to a maximum annual rate of 0.25% of the daily net assets of the Fund as compensation for certain shareholder service and distribution related activities. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

The Fund has adopted a shareholder service plan. Under a shareholder services plan, the Fund may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Fund; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in the Fund; (v) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholders and placing orders with the Fund or its service providers; (vii) providing sub-accounting with respect to shares beneficially owned by shareholders; and (viii) processing dividend payments from the Fund on behalf of shareholders.

For the six months ended September 30, 2023, the following expenses were incurred:

Type of Plan	Fees Incurred
12b-1	$10,321
Shareholder Services	1,478

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator, transfer and dividend disbursing agent and fund accountant. Fees to CFS are computed daily and paid monthly. For the six months ended September 30, 2023, the following fees were paid by the Fund to CFS:

Administrator	Transfer Agent	Fund Accountant
$17,784	$8,361	$12,012

SEMI-ANNUAL REPORT

Perkins Discovery Fund

Notes to Financial Statements - continuedSeptember 30, 2023 (unaudited)

The amounts reflected on the Statement of Operations for Administration, Transfer Agent and Accounting fees include some out of pocket expenses not paid to CFS.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a Partner of Practus LLP. Gino E. Malaspina, Assistant Secretary of the Trust, serves as Counsel of Practus, LLP. Neither the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Malaspina receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than short-term investments for the six months ended September 30, 2023 were as follows:

Purchases	Sales
$—	$510,248

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The tax character of distributions paid during the six months ended September 30, 2023 and during the year ended March 31, 2023 were as follows:

	Six months ended September 30, 2023 (unaudited)	Year ended March 31, 2023
Distributions paid from:
Realized gains	$—	$134,707

SEMI-ANNUAL REPORT

Perkins Discovery Fund

Notes to Financial Statements - continuedSeptember 30, 2023 (unaudited)

As of September 30, 2023, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Accumulated net investment income (loss)	$(100,363)
Accumulated net realized gain (loss) on investments	(676,276)
Net unrealized appreciation (depreciation) on investments	1,712,525
$935,886

As of September 30, 2023, the cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$5,202,025	$3,633,248	$(1,920,723)	$1,712,525

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of beneficial interest transactions for the Fund were:

	Six months ended September 30, 2023 (unaudited)	Year ended March 31, 2023
Shares sold	2,840	8,481
Shares reinvested	—	3,350
Shares redeemed	(12,581)	(40,525)
Net increase (decrease)	(9,741)	(28,694)

NOTE 6 – SECTOR RISK

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of September 30, 2023, the Fund had 24.24% of the value of its net assets invested in securities within the Health Care Drugs/Services sector.

SEMI-ANNUAL REPORT

Perkins Discovery Fund

Notes to Financial Statements - continuedSeptember 30, 2023 (unaudited)

NOTE 7 – OTHER RISKS FOR THE FUND

Market Disruption and Geopolitical Events. Geopolitical and other events, such as war, terrorist attacks, natural disasters, epidemics or pandemics could result in unplanned or significant securities market closures, volatility or declines. Russia’s military invasion of Ukraine and the resulting broad-ranging economic sanctions imposed by the United States and other countries, as well as the potential spillover effects of Israel-Hamas war, may continue to disrupt securities markets and adversely affect global economies and companies, thereby decreasing the value of the Fund’s investments. Additionally, sudden or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, industries, or companies, which could reduce the value of the Fund’s investments.

Cyber Security Risk. Failures or breaches of the electronic systems of the Advisor and the Fund’s other service providers, market makers, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers or issuers of securities in which the Fund invests.

NOTE 8 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 800-673-0550 or on the SEC’s website at https://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at https://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 800-673-0550 or on the SEC’s website at https://www.sec.gov.

INVESTMENT ADVISORY AGREEMENT RENEWAL

At a meeting held on August 23, 2023, the Board of Trustees (the “Board”) of World Funds Trust (the “Trust”) considered the approval of the continuation of the Investment Advisory Agreement (the “Perkins Advisory Agreement”) between the Trust and Perkins Capital Management, Inc. (“Perkins”) on behalf of the Perkins Discovery Fund. The Board reflected on its discussions regarding the Perkins Advisory Agreement and the manner in which the Perkins Discovery Fund was managed with representatives from Perkins at the Meeting.

At the Meeting, the Board reviewed among other things, a memorandum from the Trust’s legal counsel (“Counsel”) that summarized the fiduciary duties and responsibilities of the Trustees regarding the renewal of the Perkins Advisory Agreement, Perkins’ 15(c) Response, Perkins’ financial information, a fee comparison analysis for the Perkins Discovery Fund and comparable mutual funds, and the Perkins Advisory Agreement. The Trustees reviewed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the Perkins Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by Perkins; (ii) the investment performance of the Perkins Discovery Fund; (iii) the costs of the services provided and profits realized by Perkins from the relationship with the Perkins Discovery Fund; (iv) the extent to which economies of scale would be realized if the Perkins Discovery Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Perkins Discovery Fund’s investors; and (v) Perkins’ practices regarding possible conflicts of interest.

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process, including information presented to the Board in Perkins’ presentation earlier in the Meeting. The Board requested and was provided with information and reports relevant to the annual renewal of the Perkins Advisory Agreement, including: (i) reports regarding the services provided to the Perkins Discovery Fund and its shareholders by Perkins; (ii) quarterly assessments of the investment performance of the Perkins Discovery Fund by personnel of Perkins; (iii) commentary on the reasons for the performance; (iv) presentations by Perkins on its investment strategy, personnel and operations; (v) compliance reports concerning the Perkins Discovery Fund and Perkins; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of Perkins; and (vii) the memorandum from Counsel, that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Perkins Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about Perkins, including financial information, a description of its personnel and the services provided to the Perkins Discovery Fund, information on investment advice, performance, summaries of Perkins Discovery Fund expenses, its compliance program, current legal matters (if any), and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Perkins Discovery Fund; (iii) the anticipated effect of size on the Perkins Discovery Fund’s performance and expenses; and (iv) benefits to be realized by Perkins from its relationship with the Perkins Discovery Fund.

The Board did not identify any particular information that was most relevant to its consideration to approve the Perkins Advisory Agreement and each Trustee may have afforded different weight to the various factors. The Trustees considered numerous factors, including:

1.Nature, Extent, and Quality of the Services Provided by Perkins.

In considering the nature, extent, and quality of the services to be provided by Perkins, the Trustees reviewed the responsibilities of Perkins under the Perkins Advisory Agreement. The Trustees reviewed the services provided by Perkins to the Perkins Discovery Fund, including, without limitation: the quality

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

of its investment advisory services (including research and recommendations with respect to portfolio securities); its process for formulating investment recommendations and assuring compliance with the Perkins Discovery Fund’s investment objective, strategies, and limitations, as well as for ensuring compliance with regulatory requirements; its coordination of services for the Perkins Discovery Fund among the Fund’s service providers; and its efforts to promote the Perkins Discovery Fund and grow its assets. The Trustees evaluated Perkins’ personnel, focusing on the education and experience of its compliance and portfolio management personnel. The Trustees noted that Mr. Daniel S. Perkins has been a co-portfolio manager to the Perkins Discovery Fund since its inception in 1998 and was a co-founder of Perkins in 1984. They also noted that Mr. Richard C. Perkins has been actively involved in the investment research process at Perkins for many years and was named a portfolio manager for the Perkins Discovery Fund in 2018. The Trustees considered Mr. Richard C. Perkins’ tenure with Perkins, noting that he joined the firm in 1990. The Trustees considered Perkins’ decision to extend the expense limitation agreement in place for the Perkins Discovery Fund through at least July 31, 2024, and the benefits shareholders should receive from such agreement. The Trustees reflected on their meetings throughout the year with the representatives from Perkins. The Trustees considered information from Perkins relating to the specific skill set of the portfolio managers implementing the Perkins Discovery Fund’s investment strategy. After reviewing the foregoing information and further information in the materials provided by Perkins (including its Form ADV), the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services provided by Perkins was satisfactory and adequate for the Perkins Discovery Fund.

2.Investment Performance of the Perkins Discovery Fund and Perkins.

In considering the investment performance of the Perkins Discovery Fund and Perkins, the Trustees compared the short- and long-term performance of the Perkins Discovery Fund with several relevant indices and to funds with similar objectives managed by other investment advisers, as well as with aggregated peer group data selected by Broadridge using data from Morningstar, Inc. The Trustees noted that the Perkins Discovery Fund’s peer group was derived by Broadridge by screening funds in Morningstar’s small growth category (“Custom Category”), which resulted in a peer group of 15 funds for the one-year period ended June 30, 2023 (“Peer Group”). The Trustees considered that the Perkins Discovery Fund ranked in the second quartile relative to its Peer Group and Custom Category for the one-year and three-year periods ended June 30, 2023. For the five-year and ten-year periods ended June 30, 2023, the Fund ranked

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

in the third quartile and bottom quartile, respectively, relative to its Peer Group and Custom Category. The Trustees reviewed comparative performance data for the Perkins Discovery Fund versus the Wilshire U.S. MicroCap Index, noting that the Fund outperformed the Index for the year-to-date, one-year, three-year, five-year, ten-year, fifteen-year and since inception periods ended June 30, 2023. The Trustees considered both the short- and long-term performance record of the Perkins Discovery Fund, the experience of the portfolio management team and the volatile nature of funds that focus their investments in a concentrated portfolio of small- and micro-cap companies. The Trustees also observed that the PCM Equity Composite includes micro-cap, mid-cap, large-cap and mixed accounts, the investment objective, time horizon and number of different securities in a portfolio may vary. There is not a composite or group of accounts that is managed exactly the same as the Fund. After discussing the investment performance of the Perkins Discovery Fund further, Perkins’ experience managing the Perkins Discovery Fund, and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of the Perkins Discovery Fund and Perkins was satisfactory.

3.Costs of the Services Provided and Profits Realized by Perkins.

In considering the costs of the services provided and profits realized by Perkins from the relationship with the Perkins Discovery Fund, the Trustees considered: Perkins’ financial condition and the level of commitment to the Perkins Discovery Fund by the principals of Perkins; the asset level of the Perkins Discovery Fund; the overall expenses of the Perkins Discovery Fund; and the nature and frequency of projected advisory fee payments. The Trustees reviewed information provided by Perkins regarding its profits associated with managing the Perkins Discovery Fund. It was noted that the Perkins Discovery Fund was estimated to not be profitable to Perkins in 2022 and for the six-months ended June 30, 2023. The Trustees compared the fees and expenses of the Perkins Discovery Fund (including the advisory fee) to its Peer Group noting that the Perkins Discovery Fund’s overall net expense ratio was the second-highest among the 15 funds in the Peer Group. However, the Trustees noted that the Perkins Discovery Fund’s advisory fee was within the range of advisory fees charged by its Peer Group. The Trustees also recognized that Perkins has agreed to continue its expense limitation agreement for the Perkins Discovery Fund through at least July 31, 2024, which reduces the overall fees paid by shareholders. Based on the foregoing, the Board concluded that the fees paid to Perkins by the Perkins Discovery Fund, in light of all the facts and circumstances, were fair and reasonable in relation to the nature, extent and quality of the services provided by Perkins.

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

4.Economies of Scale.

The Board next considered the impact of economies of scale on the size of the Perkins Discovery Fund and whether advisory fee levels reflect those economies of scale for the benefit of the Perkins Discovery Fund’s shareholders. The Trustees considered that while the advisory fee will remain the same at all asset levels, the Perkins Discovery Fund’s shareholders had experienced benefits as a result of the Perkins Discovery Fund’s expense limitation arrangement. The Trustees noted that the Perkins Discovery Fund’s shareholders will continue to experience benefits from the expense limitation arrangement through at least July 31, 2024 to the extent that the Perkins Discovery Fund’s expenses increase above the agreed upon cap. The Trustees also noted Perkins’ intention to close the Perkins Discovery Fund to new investors when its total assets reach $100 million. The Board observed that at the Fund’s current assets, there would be limited benefit of any breakpoints in Perkins fee schedule. The Trustees considered that the Perkins Discovery Fund’s shareholders may benefit from economies of scale under the Fund’s agreements with service providers other than Perkins, if the Perkins Discovery Fund’s assets grow to a level where breakpoints are applicable. The Trustees noted that at the current asset levels the Perkins Discovery Fund’s shareholders would not realize any economies of scale, that the expense limitation agreement has reduced expenses, and that Perkins had agreed to extend the expense limitation arrangement in place through at least July 31, 2024. In light of its ongoing consideration of the Perkins Discovery Fund’s asset levels, expectations for growth in the Perkins Discovery Fund, and fee levels, the Board determined that the Perkins Discovery Fund’s fee arrangements, in light of all the facts and circumstances, were fair and reasonable in relation to the nature, extent and quality of the services provided by Perkins.

5.Practices Regarding Possible Conflicts of Interest and Benefits to Perkins.

In considering Perkins practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Perkins Discovery Fund; the basis of decisions to buy or sell securities for the Perkins Discovery Fund; and the substance and administration of Perkins’ code of ethics. The Trustees considered that Perkins intends to continue to utilize soft dollars through Perkins Discovery Fund transactions, and Perkins will continue to benefit from the publicity of managing a public fund. The Trustees also considered Perkins may benefit by using the Perkins Discovery Fund as an investment option for some of its smaller client accounts. Based on the foregoing, the Board determined that Perkins’ standards and practices relating to the identification

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

and mitigation of possible conflicts of interest, as well as the benefits derived by Perkins from managing the Perkins Discovery Fund, were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion and careful review by the Board, the Board concluded that the compensation payable under the Perkins Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all of the surrounding circumstances, and they approved the Perkins Advisory Agreement for an additional one-year term.

FUNDS’ LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the 1940 Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings. The Fund’s Board of Trustees approved the appointment of the Advisor as the Fund’s Liquidity Risk Management Administrator. The Advisor has appointed representatives from their compliance, trading, and portfolio management departments to assist in the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the program’s operation and effectiveness. The Liquidity Risk Management Administrator performed an assessment of the Fund’s liquidity risk profile, considering information gathered and its actual experience in administering the program and presented a written report to the Board of Trustees for consideration during the period covered by this semi-annual report. The report concluded that (i) the Fund did not experience significant liquidity challenges during the covered period; (ii) the Fund’s investment strategies remain appropriate for an open-end fund; and (iii) the Fund’s liquidity risk management program is reasonably designed to assess and manage its liquidity risk.

SEMI-ANNUAL REPORT

Perkins Discovery Fund

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, April 1, 2023 and held for the six months ended September 30, 2023.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SEMI-ANNUAL REPORT

Perkins Discovery Fund

Fund Expenses (unaudited) - continued

	Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Annualized Expense Ratio	Expenses Paid During Period Ended 9/30/23*
Perkins Discovery Fund	$1,000.00	$ 924.82	2.50%	$12.03
Hypothetical**	$1,000.00	$1,012.50	2.50%	$12.58

*Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 183 days in the most recent fiscal half year divided by 366 days in the current year.

**5% return before expenses

SEMI-ANNUAL REPORT

Perkins Discovery Fund

Privacy Notice

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Fund’s Privacy Notice is not part of this semi-annual report.

Investment Advisor:

Perkins Capital Management, Inc.
730 Lake Street East
Wayzata, Minnesota 55391-1769

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Fund Administrator, Transfer Agent and Fund Accountant:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Custodian:

UMB Bank, N.A.
928 Grand Blvd., 5th Floor
Kansas City, Missouri 64106

Legal Counsel:

Practus LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Independent Registered Public Accounting Firm:

Tait, Weller and Baker, LLP
Two Liberty Place
50 S 16th St, Suite 2900
Philadelphia, Pennsylvania 19102-2529

ITEM 1. (b)	Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Schedule filed under Item 1 of the Form.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR: Not applicable.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Solicitations to purchase securities under Rule 23c-1 under the Act: Not applicable.

(a)(4)	Change in registrant’s independent public accountant: Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: December 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: December 8, 2023

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: December 8, 2023

* Print the name and title of each signing officer under his or her signature.